Rule 497 Document

On behalf of PIMCO All Asset All Authority Fund, PIMCO All Asset Fund, PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO CommoditiesPLUS Strategy Fund, PIMCO CommodityRealReturn Strategy Fund, PIMCO Credit Absolute Return Fund, PIMCO Diversified Income Fund, PIMCO Emerging Local Bond Fund, PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Currency Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Extended Duration Fund, PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Foreign Bond Fund (Unhedged), PIMCO Global Advantage Strategy Bond Fund, PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO Global Bond Fund (Unhedged), PIMCO Global Multi-Asset Fund, PIMCO GNMA Fund, PIMCO Government Money Market Fund, PIMCO High Yield Fund, PIMCO High Yield Municipal Bond Fund, PIMCO High Yield Spectrum Fund, PIMCO Income Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Long Duration Total Return Fund, PIMCO Long-Term Credit Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration ESG Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund II, PIMCO Low Duration Income Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage Opportunities Fund, PIMCO Mortgage-Backed Securities Fund, PIMCO Multi-Strategy Alternative Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Preferred and Capital Securities Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE Fundamental PLUS EMG Fund, PIMCO RAE Fundamental PLUS Fund, PIMCO RAE Fundamental PLUS International Fund, PIMCO RAE Fundamental PLUS Small Fund, PIMCO RAE Low Volatility PLUS EMG Fund, PIMCO RAE Low Volatility PLUS Fund, PIMCO RAE Low Volatility PLUS International Fund, PIMCO RAE Worldwide Long/Short PLUS Fund, PIMCO Real Return Asset Fund, PIMCO Real Return Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO REALPATH 2020 Fund, PIMCO REALPATH 2025 Fund, PIMCO REALPATH 2030 Fund, PIMCO REALPATH 2035 Fund, PIMCO REALPATH 2040 Fund, PIMCO REALPATH 2045 Fund, PIMCO REALPATH 2050 Fund, PIMCO REALPATH 2055 Fund, PIMCO REALPATH Income Fund, PIMCO Senior Floating Rate Fund, PIMCO Short Asset Investment Fund, PIMCO Short Duration Municipal Income Fund, PIMCO Short-Term Fund, PIMCO StocksPLUS Absolute Return Fund, PIMCO StocksPLUS Fund, PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS International Fund (Unhedged), PIMCO StocksPLUS Long Duration Fund, PIMCO StocksPLUS Short Fund, PIMCO StocksPLUS Small Fund, PIMCO Total Return ESG Fund, PIMCO Total Return Fund, PIMCO Total Return Fund II, PIMCO Total Return Fund IV, PIMCO TRENDS Managed Futures Strategy Fund, PIMCO Unconstrained Bond Fund and PIMCO Unconstrained Tax Managed Bond Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the Prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on March 23, 2018 (Accession No. 0001193125-18-094197), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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